Schedule of reconciliation of liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	$ 1,193
Changes from financing activities:
Repayment of bank loan	(18)
Repayment of loan payable	(47)
Payment of lease obligations	(172)
Repayment of government loans	(78)
Total changes from financing activities	(315)
Foreign exchange	3
Other changes:
Financing costs	45
Interest paid	(42)
New leases (Note 6)	58	$ 353
Adjustment (Note 6)	(46)
Balance at June 30, 2025	896	1,193
Bank loan [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	32
Changes from financing activities:
Repayment of bank loan	(18)
Repayment of loan payable
Payment of lease obligations
Repayment of government loans
Total changes from financing activities	(18)
Foreign exchange	2
Other changes:
Financing costs	1
Interest paid	(1)
New leases (Note 6)
Adjustment (Note 6)
Balance at June 30, 2025	16	32
Loan payable [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	269
Changes from financing activities:
Repayment of bank loan
Repayment of loan payable	(47)
Payment of lease obligations
Repayment of government loans
Total changes from financing activities	(47)
Foreign exchange
Other changes:
Financing costs	15
Interest paid	(15)
New leases (Note 6)
Adjustment (Note 6)
Balance at June 30, 2025	222	269
Project financing [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	167
Changes from financing activities:
Repayment of bank loan
Repayment of loan payable
Payment of lease obligations
Repayment of government loans
Total changes from financing activities
Foreign exchange	9
Other changes:
Financing costs
Interest paid
New leases (Note 6)
Adjustment (Note 6)
Balance at June 30, 2025	176	167
Government loans [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	273
Changes from financing activities:
Repayment of bank loan
Repayment of loan payable
Payment of lease obligations
Repayment of government loans	(78)
Total changes from financing activities	(78)
Foreign exchange	(8)
Other changes:
Financing costs	6
Interest paid	(3)
New leases (Note 6)
Adjustment (Note 6)
Balance at June 30, 2025	190	273
Lease obligations [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	452
Changes from financing activities:
Repayment of bank loan
Repayment of loan payable
Payment of lease obligations	(172)
Repayment of government loans
Total changes from financing activities	(172)
Foreign exchange
Other changes:
Financing costs	23
Interest paid	(23)
New leases (Note 6)	58
Adjustment (Note 6)	(46)
Balance at June 30, 2025	$ 292	$ 452